Long Term Debt Covenants (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2013	Dec. 31, 2010	Dec. 31, 2009
Long Term Debt [Line Items]
Cash and cash equivalents	$ 144,297	$ 175,708		$ 276,637	$ 296,181
Debt at Carrying amount	1,442,427	1,515,663
Debt Instrument Covenant Description

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends in an amount more than 50% of cumulative net income (as defined in the related agreements), sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $99,375 in 2012 and $92,188 in 2011, a minimum hull value in connection with the vessels’ outstanding loans, insurance coverage of the vessels against all customary risks and maintenance of operating bank accounts with minimum balances.

Debt Instrument Covenant Compliance

As at December 31, 2012, the Company was in non-compliance with minimum value-to-loan ratios contained in certain of its debt agreements. These agreements include terms in case of non-compliance with minimum value-to-loan ratios according to which the Company may be required to prepay indebtedness in the form of cash or provide additional security. Effective December 31, 2012 and for a period up to, and including, June 30, 2014 the majority of the Company’s lenders waived their right resulting from the aforementioned non-compliance of the value-to-loan covenant. As of December 31, 2012 the Company was not in compliance with the leverage ratio required by its loans. In this respect, the Company entered into amendatory agreements with its lenders which waive the non-compliance of the leverage ratio covenant referred to above by increasing the relevant ratio for the period from December 31, 2012 through July 1, 2014 from 70% to 80%, establishing in this respect compliance as at December 31, 2012. Following these amendatory agreements and because management concluded that it is not probable that the amended ratio will fail to be met within the next measurement dates within the following 12 months, the debt was not classified as current in the 2012 consolidated balance sheet in accordance with ASC 470-10.

Interest in subsidiary		51.00%
Potential Prepayment			5,050
Working capital deficit	51,070
Loans Not In Compliance With Value To Loan Ratio [Member]
Long Term Debt [Line Items]
Debt at Carrying amount	335,604
Minimum Liquidity Covenant Requirement [Member]
Long Term Debt [Line Items]
Cash and cash equivalents	99,375	92,188
Waived Rights For Loan Agreement [Member]
Long Term Debt [Line Items]
Outstanding balance of loans under waivers	34,855
Loan Of Subsidiary [Member]
Long Term Debt [Line Items]
Debt at Carrying amount	48,125
Debt Instrument Covenant Compliance

As of December 31, 2011, a subsidiary, in which the Company has a 51% interest, was not in compliance with the leverage ratio required by its loan, under which the amount of $48,125 was outstanding as of that date. In this respect, on April 16, 2012, the subsidiary entered into an amendatory agreement with the lenders which waives the non-compliance of the leverage ratio covenant referred to above for the period from December 31, 2011 through December 31, 2012.

Prepayment on loan		8,125
Reclassified to Current Liabilities Covenant Requirement [Member]
Long Term Debt [Line Items]
Potential Prepayment	$ 24,303